1(212) 318-6097

billbelitsky@paulhastings.com

May 4, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The GAMCO Mathers Fund (the “Fund”)

File Nos. 002-23727 and 811-01311

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 85 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 29, 2016 (Accession # 0001193125-16-568036).

If you have any questions concerning this filing, you may contact the undersigned at (212) 318-6097.

Very truly yours,

/s/ Bill Belitsky

Bill Belitsky

for PAUL HASTINGS LLP

cc:	Bruce N. Alpert – Gabelli Funds, LLC

Agnes Mullady – Gabelli Funds, LLC

Andrea R. Mango – Gabelli Funds, LLC

Arlene Lonergan

Helen Robichaud

Paul Hastings LLP | 75 East 55th Street | New York, NY 10022

t: +1.212.318.6000 | www.paulhastings.com